Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property and equipment

7. Property and Equipment

	Production equipment	Office furniture and EDP	Leasehold improvements	Total
At cost
As of January 1, 2018	289,888	233,706	236,462	760,056
Additions	—	—	—	—
Disposals	—	—	(236,462)	(236,462)
As of December 31, 2018	289,888	233,706	—	523,594
Additions	63,600	—	—	63,600
Disposals	—	—	—	—
As of December 31, 2019	353,488	233,706	—	587,194

Accumulated depreciation
As of January 1, 2018	(237,923)	(205,628)	(63,606)	(507,157)
Charge for the year	(32,485)	(13,663)	(26,565)	(72,713)
Disposals	—	—	90,171	90,171
As of December 31, 2018	(270,408)	(219,291)	—	(489,699)
Charge for the year	(20,083)	(10,740)	—	(30,823)
Disposals	—	—	—	—
As of December 31, 2019	(290,491)	(230,031)	—	(520,522)
Net book value
As of December 31, 2018	19,480	14,415	—	33,895
As of December 31, 2019	62,997	3,675	—	66,672

As of December 31, 2019, and 2018 no items of property and equipment were pledged. Refer to note 24 for security provided to Hercules Capital, Inc. under the Loan and Security Agreement.